Investments in equity investees	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investments in equity investees
9. Investments in equity investees

(a) Investments in cost method investees

As of December 31, 2016 and 2017, investments in cost method investees accounted for under the cost method were RMB20,057 and RMB12,146, respectively. As of December 31, 2017, the Group had equity investments in four private companies that operate in the online tool development and marketplace business and provide automobile performance solution and digital marketing solution. In 2017, the Group disposed certain investments with total cost of RMB3,286 for a total cash consideration of RMB8,750. Disposal gain of RMB5,464 was recorded for the year ended December 31, 2017.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. Based on the assessment, the Group concluded that certain investment should be fully impaired as the operations are no longer viable. The cost of RMB4,625 and a loan to this investee together with respective interest income of RMB1,602 have been fully impaired, resulting in a total impairment of RMB6,227 for the year ended December 31, 2017. No impairment was recognized for the year ended December 31, 2015 and 2016.

(b) Investments in equity method investee

In July 2016, the Group entered into a joint venture agreement to establish an e-commerce joint venture with CJ O Shopping. Baozun holds 51% shares and CJ O Shopping holds 49% shares. The management considers Baozun has the controlling financial interest over Baozun CJ, and accounted for Baozun CJ as a consolidating subsidiary upon establishment.

In December 2016, pursuant to the amended Articles of Association, significant operational matters require agreement from CJ O Shopping. As such, the Group no longer has control over Baozun CJ and therefore deconsolidated the entity, and accounted for its investment in Baozun CJ using the equity method to accounting. No gain/loss was recognized upon deconsolidation. Share of loss in equity method investment of RMB1,265 was recognized for the year ended December 31, 2017.